Income Taxes (Tables)	3 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of components of income (loss) before income taxes

Year Ended December 31, 2025	Amount
United States	$(145,382)
Foreign	—
Total loss before income taxes	$(145,382)

Schedule of effective tax rate reconciliation

Year Ended December 31, 2025	Rate
U.S. federal statutory rate	21.0%
State income taxes, net of federal benefit	—
Change in valuation allowance	(21.0)%
Other	—
Effective income tax rate	0.0%

Schedule of significant components of deferred tax assets and liabilities

As of December 31, 2025	Amount
Deferred tax assets:
Net operating loss carryforwards	$30,530
Total deferred tax assets	30,530
Valuation allowance	(30,530)
Net deferred tax asset (liability)	$—